Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	FORTUNA SILVER MINES INC
Entity Central Index Key	0001341335
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-35297
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1040
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	200 Burrard Street
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3L6
Entity Address, Country	CA
City Area Code	604
Local Phone Number	484-4085
Title of 12(b) Security	Common Shares
Trading Symbol	FSM
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	291,529,330
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Vancouver, Canada
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	10 East 40th Street
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	947-7200
Contact Personnel Name	National Corporate Research, Ltd.